NET (LOSS) INCOME PER SHARE - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible notes
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)	31.5
Stock options
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)	7.8	0.1
Share Purchase Warrants
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)	4.3
Restricted share units (RSUs) and performance share units (pRSUs)
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)	2.4